Legal Proceedings	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Legal Proceedings
Legal Proceedings
TheraVectys SA v. Immune Design Corp.
In October 2013, TheraVectys SA, or TVS, a French biotechnology company, filed a complaint against us in the United States District Court for the District of Delaware. TVS alleged that it had entered into a contractual relationship with Henogen SA, or Henogen, in 2010 with respect to the production of lentiviral vector vaccines for TVS. Henogen is a contract manufacturing organization with which we contracted for the manufacture of our LV305 product candidate. TVS alleged that its contractual relationship with Henogen contained an exclusivity provision limiting Henogen’s ability to participate in the manufacturing process of a vaccine based on lentiviral DNA Flap vectors for third parties, as well as a provision preventing Henogen from sharing or using certain TVS confidential technology for manufacturing processes developed by TVS with or for the benefit of others. TVS alleged that we entered into a contractual relationship with Henogen in 2012 to manufacture lentiviral vectors for vaccines, which TVS contends interfered with its contract with Henogen and resulted in the use of certain TVS confidential information and trade secrets. The complaint asserted three counts for relief: tortious interference with contractual relationship, unfair competition and misappropriation of trade secrets. TVS did not specify its claimed damages, other than to assert that they exceed $75,000. TVS also requested in its complaint injunctive relief enjoining us from importing, receiving possessing or using lentiviral vector vaccines developed or produced by Henogen, but never filed a motion seeking injunctive relief. The parties entered into several stipulations extending the deadline for us to respond to the complaint. On or about April 7, 2014, TVS filed a Notice of Voluntary Dismissal without prejudice of this lawsuit.

On or about July 24, 2014, shortly after our Registration Statement on Form S-1 was declared effective by the SEC for our initial public offering, TVS filed a new complaint against us in the Chancery Court of the State of Delaware, alleging facts substantially similar to the prior complaint. In addition, the complaint further alleges that we obtained shipments of lentiviral vectors for vaccines from Henogen and are conducting clinical trials with these lentiviral vectors. The complaint asserts four counts for relief: tortious interference with contractual relationship, unfair competition, misappropriation of trade secrets, and unjust enrichment; claimed damages were not specified. The complaint also requested injunctive relief enjoining us from using lentiviral vectors developed or produced by Henogen, using any other materials or information obtained by Henogen, and citing to the FDA or otherwise relying on any clinical trials using lentiviral vector vaccines developed or produced by Henogen.

On or about July 24, 2014, TVS also filed a motion for expedited proceedings in support of an anticipated motion for preliminary injunction. On August 8, 2014 the court granted TVS’ motion for expedited proceedings and set a hearing date in mid-November 2014 for TVS’ anticipated motion for preliminary injunction. In September 2014, TVS filed a motion to postpone the hearing date and delay the proceedings it previously sought to expedite. The court granted the motion and set a new date for the hearing. On or about December 15, 2014, TVS filed a motion for a preliminary injunction seeking, among other things, to enjoin us from making any use of lentiviral vectors pending final resolution of the litigation. A hearing was held on TVS’s motion in January 2015.

By order dated March 9, 2015, the Chancery Court denied TVS’ motion for a preliminary injunction. The court has not yet made any final determination on the merits of the lawsuit, which will be determined at a full trial which we expect will occur prior to the end of the third quarter of 2015. We intend to continue to vigorously defend this lawsuit.
European Patent Oppositions
In February 2013, a third party filed an opposition at the European Patent Office, or EPO, requesting revocation of European Patent No. 2068918 directed to GLA formulations and uses. This patent is owned by Infectious Disease Research Institute and under license to us. We are vigorously defending the grant of this patent, with a reply to the opposition brief having been filed on September 27, 2013. No date for an oral hearing has yet been set. This patent is an important part of our proprietary position for GLA in Europe. The final outcome of the proceedings is uncertain and will likely not be known for several years.

In October 2014, TVS filed an opposition at the EPO requesting revocation of European Patent No. 2456786 directed at improvements to our lentiviral vector. This opposition is not substantively related to the ongoing Delaware lawsuit previously disclosed, and to our knowledge, TVS is not using the technology claimed in this patent. We intend to vigorously defend the grant of this patent, and in light of other European patents and patent applications directed to our lentiviral platform technology, we do not believe the validity of this patent will have a material effect on the scope of our patent protection in Europe.